Cash and Cash Equivalents - Schedule Representing Cash and Cash Equivalents (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash	$ 2,109	$ 3,195
Short-Term Investments	118	1,329
Total Cash and Cash Equivalents	$ 2,227	$ 4,524	$ 2,873